Transactions with Affiliates of Fortress or AIG -- SUBSERVICING AGREEMENT (Details) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
MorEquity and Other Indirect Subsidiaries | Nationstar Mortgage LLC
Related Party Transaction [Line Items]
Subservicing fees, less than	$ 1,000,000	$ 1,000,000